Statements of Cash Flows (USD $)	12 Months Ended		29 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (659,736)	$ (212,146)	$ (898,221)
Accrued interest	3,257	117	3,374
Depreciation and amortization	833		833
Stock compensation for services	8,000		8,000
Changes in operating assets and liabilities:
Prepaid expenses	(3,367)	73	(784)
Accounts payable and accrued liabilities	591,807	125,777	729,967
Net Cash Used in Operating Activities	(59,206)	(86,296)	(156,831)
Cash Flows Used in Investing Activities
Purchase of website	(10,000)		(10,000)
Net Cash Used in Investing Activities	(10,000)		(10,000)
Cash Flows From Financing Activities
Issuance of common shares for cash	55,114	23,000	78,114
Increase in notes payable	20,910	44,096	65,006
Contribution by related party		14,288	27,288
Net Cash Provided by Financing Activities	76,024	81,384	170,408
Increase (Decrease) in Cash during the Period	6,818	(4,795)	3,577
Effect of Exchange Rate Changes on Cash	(694)	361	(333)
Cash, Beginning Of Period	1,656	6,090	4,536
Cash, End Of Period	7,780	1,656	7,780
Cash paid for:
Interest
Income taxes